Provisions for Sundry Creditors (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
At December 31, 2022, 2021 and 2020, the provisions for sundry creditors and others is as follows:

	2022		2021	2020
Provision for plugging of wells (Note 13)	Ps.	66,699,388	70,144,756	77,125,513
Provision for trails in process (Note 27)	10,533,137		11,114,006	8,321,816
Provision for environmental costs	11,914,160		11,138,904	9,178,555
	Ps.	89,146,685	92,397,666	94,625,884

Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2022		2021	2020
Balance at the beginning of the year	Ps.	70,144,756	77,125,513	80,849,900
(Decrease) Increase capitalized in fixed assets	(3,573,843)		(13,834,388)	(12,816,336)
Unwinding of discount against income	4,647,200		4,454,106	4,555,692
Unrealized foreign exchange loss (gains)	(3,984,400)		2,454,810	4,766,921
Amount used	(534,325)		(55,285)	(230,664)
Balance at the end of the year	Ps.	66,699,388	70,144,756	77,125,513

	Trials in progress
	2022		2021	2020
Balance at the beginning of the year	Ps.	11,114,006	8,321,816	8,075,031
Additions against expenses	3,137,470		4,818,298	972,692
Provision cancellation	(3,704,499)		(2,025,221)	(724,026)
Amount used	(13,840)		(887)	(1,881)
Balance at the end of the year	Ps.	10,533,137	11,114,006	8,321,816

	Environmental costs
	2022		2021	2020
Balance at the beginning of the year	Ps.	11,138,904	9,178,555	9,086,977
Additions against expenses	1,711,108		2,424,037	1,669,063
Cancellation against expenses	(856,047)		(407,671)	(1,574,810)
Amount used	(79,805)		(56,017)	(2,675)
Balance at the end of the year	Ps.	11,914,160	11,138,904	9,178,555

Summary of provisions for plugging of wells
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2023	Ps.	76,691
2024	1,064,330
2025	955,654
2026	4,350,081
2027	5,640,335
More than five years	54,612,297
Total	Ps.	66,699,388